CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net loss	¥ (430,988)	$ (66,051)	¥ (395,165)	¥ (926,950)
Other comprehensive income/(loss), net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	(45,945)	(7,041)	23,608	127,586
Total comprehensive loss	(476,933)	(73,092)	(371,557)	(799,364)
Less: comprehensive income/(loss) attributable to noncontrolling interest	(446)	(68)	(348)	72
Comprehensive loss attributable to Sunlands Technology Group	¥ (476,487)	$ (73,024)	¥ (371,209)	¥ (799,436)